Short-term borrowings and long-term debt - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Secured Loans by Finance Receivables Securitization JPY (¥)	Mar. 31, 2011 Secured Loans by Finance Receivables Securitization USD ($)	Mar. 31, 2011 Commercial Paper JPY (¥)	Mar. 31, 2011 Commercial Paper USD ($)	Mar. 31, 2011 Long-Term Debt Currency, Japanese Yen	Mar. 31, 2011 Long-Term Debt Currency, U.S. Dollar	Mar. 31, 2011 Long-Term Debt Currency, Euro	Mar. 31, 2011 Long-Term Debt Other Foreign Currency Denominated Debt
Debt Disclosure [Line Items]
Loans, principally from banks	$ 13,711	¥ 1,140,066	¥ 804,066	¥ 335,539	$ 4,035
Unused short-term lines of credit	23,504	1,954,330				464,564	5,587
Percentage of debt								31.00%	24.00%	12.00%	33.00%
Assets pledged as collateral mainly for certain debt obligations of subsidiaries	688	57,237
Other assets pledged as collateral mainly for certain debt obligations of subsidiaries	13,577	1,128,957
Unused long-term lines of credit	$ 97,100	¥ 8,073,898